Reverse Acquisition (Details) - Successor - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Loss on spin-off of operations	$ 1,118,609	$ 1,118,609
Gain on settlement of debt	$ 419,139